UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

			Investment Company Act file number 811-10421

			Name of Fund:  BBH Common Settlement Fund II, Inc.

			Fund Address:  40 Water Street
               	Boston, MA  02109-3661

			Name and address of agent for service:
			Nancy D. Osborn, Principal Financial Officer,
			BBH Common Settlement Fund II, Inc., 40 Water Street, Boston, MA, 02109
			Mailing address:  140 Broadway, New York, NY, 10005

			Registrant's telephone number, including area code:  (800) 625-5759


			Date of fiscal year end: 06/30


       Date of reporting period: MARCH 31, 2005

ITEM 1. SCHEDULES OF INVESTMENTS.

BBH Common Settlement Fund II, Inc.

The Fund's underlying assets
are invested with the
Master Fund (BBH US Money Market
Portfolio 1940 Act File Number 811-08842)


ITEM 2. CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the
	registrant's disclosure controls and
	procedures as conducted within 90 days
 	of the filing date of this Form N-Q,
 	the registrant's principal financial
	officer and principal executive officer
 	have concluded that those disclosure
	controls and procedures provide
 	reasonable assurance that the
	material information required to
 	be disclosed by the registrant
	on this report is recorded, processed,
 summarized and reported within
 the time periods specified in
 the Securities and Exchange
 Commission's    rules and forms.

(b)	There were no significant changes
 	in the registrant's internal controls
 	or in other factors that could
	significantly affect these
     	controls subsequent to the
	date of their evaluation.



ITEM 3. EXHIBITS.

(a)	The certifications required by
	Rule 30a-2(a) under the Act are attached as exhibit 3(b).

EXHIBIT 3 (b)

SECTION 302 CERTIFICATION OF PRINCIPLE EXECUTIVE OFFICER.

I, John A. Nielsen, certify that:

1.	I have reviewed this report on
	Form N-Q on behalf of:
	BBH Common Settlement Fund II, Inc.
 	("registrant");

2.	Based on my knowledge, this report
 	does not contain any untrue statement
	of a material fact or omit to state a
	material fact necessary to make the
	statements made, in light of the
	circumstances under which such
	statements were made, not
	misleading with respect to
   	the period covered
	by this report;

3. Based on my knowledge, the schedules
	of investments included in this report,
	fairly present in all material respects
	the investments of the
   	registrant as of the end of the
	fiscal quarter for which the report
	is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule
	30a-3(c) under
    	the Investment Company Act of 1940)
     	for the registrant and have:

a.	designed such disclosure controls
	and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;


b.	designed such internal control over
	financial reporting, or caused such
	internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles.


c.	evaluated the effectiveness of the
	registrant's disclosure controls and
	procedures and presented in this report
 	our conclusions about the effectiveness
 	of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

    d.	disclosed in this report any change
     	in the registrant's internal control
    	over financial reporting that occurred
     	during the registrant's
most recent fiscal quarter that has
materially affected, or is reasonably
likely to materially affect, the
registrant's internal control over
financial reporting; and

5. 	The registrant's other certifying officer
 	and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a.	all significant deficiencies and material
 	weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b.	any fraud, whether or not material,
	that involves management or other
	employees who have a significant
	role in the registrant's internal
 	control over financial reporting.



Date:  May 27, 2005


/s/John A. Nielsen
=======================
John A. Nielsen
President - Principal Executive Officer

EXHIBIT 11(a) (2)
SECTION 302 CERTIFICATION OF PRINCIPLE FINANCIAL OFFICER.

I, Nancy D. Osborn, certify that:

1.	I have reviewed this report on Form N-Q
	on behalf of: BBH Common Settlement Fund II,
 	Inc. ("registrant");

2.	Based on my knowledge, this report does
 	not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule
	30a-3(c) under the Investment Company Act of
	1940) for the registrant and have:

a.	designed such disclosure controls
 	and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;


b.	designed such internal control over
 	financial reporting, or caused such
	internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles.


c.	evaluated the effectiveness of the
 	registrant's disclosure controls and
	procedures and presented in this report
 	our conclusions about the effectiveness
	of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d.	disclosed in this report any change
 	in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting;
	and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a.	all significant deficiencies and
 	material weaknesses in the design or
 	operation of internal control over
	financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b.	any fraud, whether or not material,
	that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  May 27, 2005


/s/Nancy D. Osborn
==========================
Nancy D. Osborn
Treasurer - Principal Financial Officer



SIGNATURES


Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   BBH Common Settlement Fund II, Inc.
             -------------------------------------


By (Signature and Title)*/s/ John A. Nielsen
                           -----------------------------------------------------
                           John A. Nielsen, President
                           (Principle Executive Officer)

Date:  May 27, 2005

Pursuant to the requirements
 of the Securities Exchange Act
 of 1934 and the Investment Company
 Act of 1940, this report has been
 signed below by the following persons
 on behalf of the registrant and in the
 capacities and on the dates indicated.



By (Signature and Title)* /s/Nancy D. Osborn
                          ------------------------------------------------------
                          Nancy D. Osborn, Treasurer
                          (Principal Financial Officer)

Date: May 27, 2005


* Print name and title of each signing officer under his or her signature.